Convertible Notes (Details) - Schedule of conversion of convertible note - USD ($)	1 Months Ended	2 Months Ended	4 Months Ended
	Feb. 03, 2023	Dec. 24, 2022	May 25, 2022
Minimum [Member]
Convertible Notes (Details) - Schedule of conversion of convertible note [Line Items]
Risk-free interest rate	4.75%	4.66%	0.53%
Expected life	7 months 2 days	8 months 12 days	2 months 12 days
Discount rate	10.96%	11.37%	9.33%
Expected volatility	109.85%	99.91%	80.48%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value (in Dollars)	$ 3,128,452	$ 1,534,654	$ 2,261,270
Maximum [Member]
Convertible Notes (Details) - Schedule of conversion of convertible note [Line Items]
Risk-free interest rate	4.81%	4.72%	0.91%
Expected life	7 months 24 days	9 months 29 days	5 months 23 days
Discount rate	11.37%	11.72%	11.22%
Expected volatility	113.95%	103.93%	143.72%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value (in Dollars)	$ 3,128,452	$ 1,534,654	$ 2,261,270